Revenues and Accounts Receivable - Schedule of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Accounts receivable, invoiced	$ 52,372	$ 46,643	$ 38,786
Accounts receivable, other	929	611	135
Allowance for doubtful accounts	(8,516)	(1,327)	(453)	$ (573)
Accounts receivable-net	$ 44,785	$ 45,927	$ 38,468